Basis of Preparation and Changes to the Group's Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Basis of Preparation and Changes to the Group's Accounting Policies
Schedule of equity interest owned by the company in subsidiaries

			equity interest
			owned in %
	Seat of	Date of	June 30,	Dec 31,
Name	incorporation	incorporation	2024	2023
Lilium N.V.	Amsterdam, Netherlands	March 11, 2021	n/a	n/a
Lilium GmbH	Munich, Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Lucerne, Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	London, England	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	Delaware, United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Munich, Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Amsterdam, Netherlands	September 10, 2021	0.0%	0.0%
Lilium Aviation Spain SLU	Madrid, Spain	April 7, 2022	100.0%	100.0%
Lilium Aviation France SAS	Paris, France	December 29, 2023	100.0%	100.0%
Lilium (Shenzen) Aviation Co., Limited	Shenzen, China	April 2, 2024	100.0%	n/a